UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Patrick F. Quan
American Funds Fundamental Investors
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Fundamental InvestorsSM
Investment portfolio

September 30, 2012
unaudited

Common stocks — 93.78%	Shares	Value (000)

INFORMATION TECHNOLOGY — 15.10%
Apple Inc.	1,711,000	$1,141,682
Microsoft Corp.	28,680,000	854,090
Google Inc., Class A1	1,119,800	844,889
Texas Instruments Inc.	21,705,300	597,981
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	25,665,171	406,023
Taiwan Semiconductor Manufacturing Co. Ltd.	55,955,000	171,415
Oracle Corp.	12,927,950	407,101
Maxim Integrated Products, Inc.	12,687,000	337,728
Avago Technologies Ltd.	9,555,000	333,135
Samsung Electronics Co. Ltd.	237,531	287,664
EMC Corp.1	10,500,000	286,335
Rackspace Hosting, Inc.1	3,660,000	241,889
Amphenol Corp.	4,100,000	241,408
Analog Devices, Inc.	6,000,000	235,140
ASML Holding NV	1,869,568	99,920
ASML Holding NV (New York registered)	1,240,000	66,563
Corning Inc.	11,020,000	144,913
MasterCard Inc., Class A	300,000	135,444
TE Connectivity Ltd.	3,845,000	130,769
Intuit Inc.	2,200,000	129,536
ASM Pacific Technology Ltd.	10,855,000	128,442
Arm Holdings PLC	9,600,000	89,137
Visa Inc., Class A	600,000	80,568
Infineon Technologies AG	11,600,000	73,609
FLIR Systems, Inc.	3,600,000	71,910
Linear Technology Corp.	1,860,000	59,241
LinkedIn Corp., Class A1	436,628	52,570
Fidelity National Information Services, Inc.	1,607,412	50,183
Yahoo! Inc.1	2,989,500	47,757
Autodesk, Inc.1	1,166,200	38,916
		7,785,958

CONSUMER DISCRETIONARY — 13.59%
Walt Disney Co.	7,000,000	365,960
Starbucks Corp.	7,000,000	355,250
Macy’s, Inc.	5,800,000	218,196
Daimler AG	4,325,000	209,336
McGraw-Hill Companies, Inc.	2,910,900	158,906
Shaw Communications Inc., Class B, nonvoting	6,000,000	123,000
DIRECTV1	2,250,000	118,035
Johnson Controls, Inc.	4,100,000	112,340
BorgWarner Inc.1	1,500,000	103,665
General Motors Co.1	4,000,000	91,000
Discovery Communications, Inc., Class A1	1,000,000	59,630
Time Warner Cable Inc.	500,000	47,530
Lowe’s Companies, Inc.	3,430,000	103,723
Hyundai Mobis Co., Ltd.	351,000	98,059
Home Depot, Inc.	28,428,000	1,716,198
Time Warner Inc.	14,110,000	639,606
Virgin Media Inc.	13,385,000	394,054
Ctrip.com International, Ltd. (ADR)1	2,730,000	46,082
Toyota Motor Corp.	930,000	36,228
Comcast Corp., Class A	14,900,800	533,002
Marriott International, Inc., Class A	3,193,545	124,868
Penn National Gaming, Inc.1	1,030,571	44,418
Expedia, Inc.	3,714,000	214,818
SES SA, Class A (FDR)	4,517,992	122,881
Amazon.com, Inc.1	3,242,800	824,709
Chipotle Mexican Grill, Inc.1	379,832	120,612
Liberty Media Corp., Class A1	65,785	6,853
Industria de Diseño Textil, SA	120,000	14,901
		7,003,860

ENERGY — 12.97%
Royal Dutch Shell PLC, Class B (ADR)	5,862,700	418,011
Royal Dutch Shell PLC, Class A (ADR)	3,690,000	256,123
Suncor Energy Inc.	19,735,832	649,229
Chevron Corp.	3,547,763	413,527
FMC Technologies, Inc.1	8,830,000	408,829
Enbridge Inc.	9,638,689	376,488
Kinder Morgan, Inc.	10,010,645	355,578
ConocoPhillips	6,000,000	343,080
Crescent Point Energy Corp.	7,554,200	334,487
Occidental Petroleum Corp.	3,400,000	292,604
Transocean Ltd.	5,665,000	254,302
Denbury Resources Inc.1	15,440,000	249,510
Cimarex Energy Co.	4,230,000	247,667
Concho Resources Inc.1	2,365,000	224,084
Baker Hughes Inc.	4,500,000	203,535
TOTAL SA	3,850,000	190,971
Tenaris SA (ADR)	4,130,000	168,380
Imperial Oil Ltd.	3,608,739	166,103
Murphy Oil Corp.	2,740,000	147,111
Technip SA	1,225,000	136,183
Oceaneering International, Inc.	2,449,764	135,349
Phillips 66	2,750,000	127,518
Noble Energy, Inc.	1,300,000	120,523
EOG Resources, Inc.	1,000,000	112,050
CONSOL Energy Inc.	3,700,000	111,185
Talisman Energy Inc.	7,500,000	99,900
Baytex Energy Corp.	2,025,000	96,234
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,960,000	44,962
INPEX CORP.	858	5,118
		6,688,641

FINANCIALS — 11.95%
Citigroup Inc.	23,326,000	763,227
Wells Fargo & Co.	21,928,500	757,191
American Express Co.	9,770,000	555,522
ACE Ltd.	5,300,000	400,680
BlackRock, Inc.	2,100,000	374,430
CME Group Inc., Class A	5,225,500	299,421
Legal & General Group PLC	121,784,921	259,392
Weyerhaeuser Co.1	9,254,731	241,919
Charles Schwab Corp.	18,400,000	235,336
SunTrust Banks, Inc.	8,250,000	233,228
Digital Realty Trust, Inc.	3,295,000	230,156
Marsh & McLennan Companies, Inc.	6,620,000	224,617
Aon PLC, Class A	3,360,000	175,694
Goldman Sachs Group, Inc.	1,530,000	173,930
PNC Financial Services Group, Inc.	2,600,000	164,060
Moody’s Corp.	3,360,000	148,411
XL Group PLC	6,000,000	144,180
Jefferies Group, Inc.	9,885,000	135,326
AMP Ltd.	26,993,082	121,240
CNO Financial Group, Inc.2	11,900,000	114,835
U.S. Bancorp	2,672,000	91,650
American Tower Corp.	1,000,000	71,390
CapitalSource Inc.	6,860,954	52,006
Canadian Western Bank	1,500,000	45,713
Industrial and Commercial Bank of China Ltd., Class H	70,000,000	41,346
Synovus Financial Corp.	17,400,000	41,238
New York Community Bancorp, Inc.	2,590,000	36,674
ICICI Bank Ltd.	600,000	12,044
AXA SA	600,000	8,936
Hospitality Properties Trust	223,018	5,303
		6,159,095

INDUSTRIALS — 11.07%
General Electric Co.	29,500,000	669,945
Parker-Hannifin Corp.	7,350,000	614,313
Lockheed Martin Corp.	6,558,200	612,405
Union Pacific Corp.	4,285,000	508,629
Deere & Co.	4,815,000	397,189
Schneider Electric SA	5,883,764	348,219
Boeing Co.	4,900,000	341,138
Aggreko PLC	6,589,717	246,128
Fastenal Co.	5,000,000	214,950
Rockwell Automation	3,000,000	208,650
Honeywell International Inc.	2,800,000	167,300
MTU Aero Engines Holding AG	1,835,346	146,581
Precision Castparts Corp.	800,000	130,672
Cummins Inc.	1,410,000	130,016
Siemens AG	1,220,000	121,674
Caterpillar Inc.	1,370,000	117,875
United Technologies Corp.	1,500,000	117,435
Waste Management, Inc.	3,400,000	109,072
CSX Corp.	4,675,000	97,006
Stericycle, Inc.1	1,000,000	90,520
Meggitt PLC	12,134,211	77,378
Northrop Grumman Corp.	1,032,723	68,604
Grafton Group PLC, units2	15,037,000	65,506
Ryanair Holdings PLC (ADR)1	1,850,000	59,663
PACCAR Inc	762,619	30,524
Experian PLC	870,000	14,456
		5,705,848

HEALTH CARE — 11.05%
Merck & Co., Inc.	39,451,664	1,779,270
Baxter International Inc.	10,236,755	616,867
Roche Holding AG	3,180,000	594,073
Bristol-Myers Squibb Co.	16,550,000	558,563
Gilead Sciences, Inc.1	6,092,468	404,113
Pfizer Inc	14,720,000	365,792
Cardinal Health, Inc.	7,005,000	272,985
Regeneron Pharmaceuticals, Inc.1	1,490,000	227,463
Quest Diagnostics Inc.	3,500,000	222,005
AstraZeneca PLC (United Kingdom)	3,000,000	143,152
AstraZeneca PLC (ADR)	700,000	33,502
Vertex Pharmaceuticals Inc.1	1,965,100	109,947
Intuitive Surgical, Inc.1	215,000	106,561
Hospira, Inc.1	2,975,000	97,640
UnitedHealth Group Inc.	1,725,000	95,582
Johnson & Johnson	1,000,000	68,910
		5,696,425

MATERIALS — 6.64%
LyondellBasell Industries NV, Class A	9,665,000	499,294
Dow Chemical Co.	17,039,900	493,476
Potash Corp. of Saskatchewan Inc.	8,785,100	381,449
Syngenta AG	1,000,000	373,737
FMC Corp.	6,178,000	342,138
E.I. du Pont de Nemours and Co.	6,000,000	301,620
Praxair, Inc.	2,305,000	239,443
Alcoa Inc.	16,000,000	141,600
Cliffs Natural Resources Inc.	3,340,000	130,694
MeadWestvaco Corp.	3,350,000	102,510
Celanese Corp., Series A	2,000,000	75,820
Sigma-Aldrich Corp.	980,000	70,531
Mosaic Co.	1,000,000	57,610
Nucor Corp.	1,500,000	57,390
HudBay Minerals Inc.	5,000,000	49,232
Steel Dynamics, Inc.	4,248,000	47,705
Newmont Mining Corp.	709,581	39,744
CRH PLC	549,818	10,598
Holcim Ltd	160,000	10,190
		3,424,781

CONSUMER STAPLES — 4.64%
Costco Wholesale Corp.	3,930,000	393,491
Philip Morris International Inc.	4,250,000	382,245
CVS/Caremark Corp.	6,705,000	324,656
PepsiCo, Inc.	4,550,000	322,003
Procter & Gamble Co.	3,600,000	249,696
Diageo PLC	6,500,000	182,581
Unilever NV, depository receipts	4,290,000	151,769
Coca-Cola Amatil Ltd.	10,725,000	150,856
British American Tobacco PLC	2,530,000	129,897
Altria Group, Inc.	1,610,000	53,758
Avon Products, Inc.	1,500,000	23,925
Pernod Ricard SA	130,000	14,586
Nestlé SA	230,000	14,502
		2,393,965

UTILITIES — 2.45%
PG&E Corp.	7,301,000	311,534
Edison International	5,250,000	239,872
National Grid PLC	21,417,626	236,217
American Water Works Co., Inc.	4,500,000	166,770
FirstEnergy Corp.	2,000,000	88,200
PPL Corp.	2,912,201	84,599
Exelon Corp.	2,370,200	84,332
Calpine Corp.1	1,725,000	29,842
GDF SUEZ	1,040,779	23,272
		1,264,638

TELECOMMUNICATION SERVICES — 2.23%
Verizon Communications Inc.	16,100,000	733,677
SOFTBANK CORP.	4,450,000	180,190
América Móvil, SAB de CV, Series L (ADR)	5,150,000	131,016
Koninklijke KPN NV	9,016,289	68,892
AT&T Inc.	1,000,000	37,700
		1,151,475

MISCELLANEOUS — 2.09%
Other common stocks in initial period of acquisition		1,079,460

Total common stocks (cost: $36,274,113,000)		48,354,146

Warrants — 0.04%

ENERGY — 0.04%
Kinder Morgan, Inc., warrants, expire 20171	5,088,000	17,757

Total warrants (cost: $9,820,000)		17,757

	Principal amount
Short-term securities — 6.50%	(000)

U.S. Treasury Bills 0.111%–0.155% due 10/18/2012–8/22/2013	$813,500	813,220
Fannie Mae 0.13%–0.16% due 12/5/2012–3/13/2013	482,100	481,832
Freddie Mac 0.117%–0.18% due 10/4/2012–3/18/2013	415,643	415,492
Federal Farm Credit Banks 0.10%–0.22% due 10/2/2012–8/16/2013	379,000	378,800
Federal Home Loan Bank 0.11%–0.17% due 10/10/2012–1/18/2013	321,650	321,597
Procter & Gamble Co. 0.14% due 10/31–11/13/20123	239,700	239,666
Straight-A Funding LLC 0.18% due 10/22–12/18/20123	115,000	114,976
Wells Fargo & Co. 0.16% due 11/16/2012	49,000	48,982
Variable Funding Capital Corp. 0.16% due 10/9/20123	42,700	42,697
Regents of the University of California 0.14%–0.17% due 10/9–10/22/2012	75,555	75,550
United Technologies Corp. 0.12%–0.14% due 10/23–10/24/20123	75,000	74,993
E.I. duPont de Nemours and Co. 0.15%–0.16% due 11/1–11/13/20123	63,800	63,789
Private Export Funding Corp. 0.25%–0.28% due 11/26/2012–2/8/20133	60,000	59,944
Wal-Mart Stores, Inc. 0.11%–0.12% due 10/9–10/15/20123	51,800	51,799
Jupiter Securitization Co., LLC 0.17% due 10/10/20123	50,000	49,998
John Deere Credit Ltd. 0.15%–0.16% due 10/9–11/6/20123	45,100	45,095
Paccar Financial Corp. 0.13%–0.14% due 10/9–10/15/2012	35,900	35,898
Google Inc. 0.14% due 11/1/20123	29,300	29,295
Coca-Cola Co. 0.18% due 12/21/20123	8,400	8,397

Total short-term securities (cost: $3,351,819,000)		3,352,020

Total investment securities (cost: $39,635,752,000)		$51,723,923
Other assets less liabilities		(164,937)

Net assets		$51,558,986

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $780,649,000, which represented 1.51% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended September 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 9/30/2012 (000)

CNO Financial Group, Inc.	11,900,000	—	—	11,900,000	$476	$114,835
Grafton Group PLC, units	15,037,000	—	—	15,037,000	1,500	65,506
					$1,976	$180,341

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of September 30, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$7,785,958	$—	$—	$7,785,958
Consumer discretionary	7,003,860	—	—	7,003,860
Energy	6,688,641	—	—	6,688,641
Financials	6,159,095	—	—	6,159,095
Industrials	5,705,848	—	—	5,705,848
Health care	5,696,425	—	—	5,696,425
Materials	3,424,781	—	—	3,424,781
Consumer staples	2,393,965	—	—	2,393,965
Utilities	1,264,638	—	—	1,264,638
Telecommunication services	1,151,475	—	—	1,151,475
Miscellaneous	1,079,460	—	—	1,079,460
Warrants	17,757	—	—	17,757
Short-term securities	—	3,352,020	—	3,352,020
Total	$48,371,903	$3,352,020	$—	$51,723,923

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,586,195
Gross unrealized depreciation on investment securities	(1,507,645)
Net unrealized appreciation on investment securities	12,078,550
Cost of investment securities for federal income tax purposes	39,645,373

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-010-1112O-S32849

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: November 28, 2012

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: November 28, 2012